Leases (Future minimum lease payments under non-cancellable operating leases) (Details) $ in Millions	Dec. 31, 2019 CAD ($)
Future minimum lease payments under non-cancellable operating leases for each of the next five years and in aggregate thereafter
2020	$ 8
2021	8
2022	7
2023	6
2024	5
Thereafter	102
Minimum lease payments, Total	136
Less imputed interest	(70)
Total	$ 66